Programme Rights - Summary of Programme Rights (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	£ 272	£ 264
Ending balance	310	272
Programme Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	272	264
Additions	879	771
Amortisation	(841)	(763)
Ending balance	£ 310	£ 272